Advances to Suppliers, Net	12 Months Ended
Dec. 31, 2017
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 4 – ADVANCES TO SUPPLIERS, NET

Advances to suppliers include prepayments for raw materials used for production, construction materials for the Company’s construction projects, as well as prepayment for the Company’s construction subcontractors.

	December 31, 2017	December 31, 2016

Raw material prepayments for equipment production	$916,210	$728,429
Construction material prepayments	1,037,338	1,263,942
Prepayment to construction subcontractors	428,334	432,188
Subtotal	2,381,882	2,424,559
Less: allowances for doubtful accounts	(534,245)	(542,151)

Advances to suppliers, net	$1,847,637	$1,882,408

Our suppliers generally require prepayments from us before delivery of goods or service. It usually takes 3 to 6 months for the suppliers to deliver raw material for our equipment production and takes up to 6 to 12 months for the suppliers to deliver the construction materials. The prepayment is necessary to secure the supply in the market or secure a favorable price.